SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9   -   SUBSEQUENT EVENT

On July 13, 2017, the Company's shareholders approved an increase of the authorized share capital of the Company by an additional NIS 6,400,000 divided into 40,000,000 ordinary shares with a nominal value of NIS 0.16 per share.